Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions

22. Related party transactions

The directors and senior executives who have the authority and responsibility for planning, directing and controlling the entity are considered to be key management personnel. Total remuneration in respect of these individuals is disclosed in the table below:

	2022	2021	2020
	£	£	£

Short-term employee benefits	1,627,103	1,061,325	982,027
Share-based payments	1,123,250	-	287,444
	2,750,353	1,061,325	1,269,471

During the year ended December 31, 2020, the executive directors agreed to defer a proportion of their compensation. Repayment of deferred compensation would be initiated on receipt of an agreed level of funding to support the future capital requirements of the business and settlement would be staged over twelve months. As at December 31, 2022 the balance outstanding to executive directors totaled £Nil (2021: £591,886).

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)